Context Capital Funds
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

May 4, 2015

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Context Capital Funds (the “Registrant”)
File No.: 333-191710/811-22897
Filing pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of the Registrant, a Delaware statutory trust, and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the Registrant certifies that the Prospectus and Statement of Additional Information for Context Macro Opportunities Fund and Context Alternative Strategies Fund, dated May 1, 2015, do not differ from those contained in the Registration Statement of the Registrant which was filed electronically via EDGAR on April 29, 2015 (accession number 0001435109-15-000344).

If you have any questions related to this filing please do not hesitate to contact me at (207) 347-2049 or vicki.horwitz@atlanticfundservices.com.

Sincerely,

/s/ Vicki Horwitz
Vicki S. Horwitz, Esq.
Secretary to the Registrant